Net Defined Benefit Liabilities - Summary of Changes in the Fair Value of Plan Assets (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of net defined benefit liability (asset) [Line Items]
Interest income	₩ (8,691)	₩ (12,141)	₩ (16,793)
Plan assets [Member]
Disclosure of net defined benefit liability (asset) [Line Items]
Beginning	1,334,780	1,077,891
Interest income	30,303	25,237
Remeasurements:
Return on plan assets (excluding amounts included in interest income)	(5,557)	(2,323)
Benefits paid	(130,510)	(88,876)
Employer contributions	290,895	322,851
Changes in scope of consolidation	(132)
Ending	₩ 1,519,779	₩ 1,334,780	₩ 1,077,891